Schedule of foreign currency (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Notes and other explanatory information [abstract]
Profit or loss (before tax)	$ (5,225,296)	$ (4,888,507)	$ (121)	$ (5,507,764)	$ (6,749)	$ (2,094,169)	$ 1,641,103